ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC	12 Months Ended
Jun. 30, 2025
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC

NOTE 11. ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC

In connection with the Closing, and pursuant to the terms of the Business Combination Agreement, stockholders of AtlasClear (the “AtlasClear Stockholders”) received merger consideration (the “Merger Consideration Shares”) consisting of 74,000 shares post reverse split of common stock of the Company, par value $0.0001 per share (the “Common Stock”). In addition, the AtlasClear Stockholders will receive up to 5,944,444 shares of Common Stock (the “Earn Out Shares”) upon certain milestones (based on the achievement of certain price targets of Common Stock following the Closing). In the event such milestones are not met within the first 18 months following the Closing, the Earn Out Shares will not be issued. Atlas FinTech will also receive up to $20 million of shares of Common Stock (“Software Products Earn Out Shares”), which will be issued to Atlas FinTech upon certain milestones based on the achievement of certain revenue targets of software products contributed to AtlasClear by Atlas FinTech and Atlas Financial Technologies Corp. following the Closing. The revenue targets will be measured yearly for five years following Closing, with no catch-up between the years.

To reflect the purchase of Developed Technology identified under the Assignment and Assumption Agreement and Bill of Sale (the “Contribution Agreement”) between AtlasClear, Atlas FinTech and Atlas Financial Technologies Corp., pursuant to which Atlas FinTech and Atlas Financial Technologies Corp. contributed to AtlasClear all rights, title and interest in certain intellectual property, among other things. There are no historical revenues for the Developed Technology and AtlasClear’s management determined the fair value based on their experience and expectations from running similar models in previous companies. The value was derived based on the purchase price allocation as follows: (the table below is expressed in thousands).

Total Purchase Price(a)	$44,400,000
Fair value of Software Product Earn Out Shares(b)	10,963,000
Fair value of Earn Out Shares(c)	31,347,000
Purchase price allocated to Contribution Agreement	$86,710,000
SURFACExchange	$381,461
Bond Quantum	32,284
Atlas	7,749,299
Rubicon	10,000,000
Total Developed Technology acquired(d)	$18,163,044
Transaction cost(e)	$68,546,956

Technology acquired	$18,163,044
Amortization recognized	(317,231)
Carrying balance of Technology acquired written off	17,845,813
Total loss on AtlasClear technology acquired	$86,392,769
(a)

The closing consideration of $44.40 million is to be delivered in common stock. As such 74,000 post reverse - splits shares were delivered based on $60 per share post reverse - split presumed value of common stock.

(b)

Atlas FinTech will receive up to $20.00 million of Common Stock (“Software Products Earn Out Shares”), which will be issued to Atlas FinTech upon certain milestones (based on the achievement of certain revenue targets of software products contributed to AtlasClear by Atlas FinTech and Atlas Financial Technologies Corp. following the Closing). The revenue targets will be measured yearly for the five years following Closing, with no catch-up between the years. The value was determined based on projected revenue based on a discount factor. The Earn Out provision was analyzed under ASC 480 and ASC 815. the Software Products Earn Out Shares Payments in this transaction are within the scope of ASC 480 and therefore will be accounted for as a liability and included in the purchase price consideration. The revenue earnout was estimated using a Monte Carlo simulation to determine if and when the revenue hurdles would be achieved. The revenue volatility and revenue to equity correlation was based upon the same guideline public companies. The Monte Carlo simulation was performed simultaneously on both the share price and revenue to account for the correlation between revenue and equity.

(c)

Atlas FinTech will receive up to 5,944,444 shares of Common Stock (the “Earn Out Shares”). The Earn Out Shares will be issued to AtlasClear Stockholders upon certain milestones (based on the achievement of certain price targets of Common Stock following the Closing). In the event such milestones are not met within the first 18 months following the Closing, the Earn Out Shares will be cancelled. The Earn Out provision was analyzed under ASC 480 and ASC 815. The earnout provision was deemed to be indexed to the Company’s own stock and therefore equity classified. The share based earnout was estimated using a Monte Carlo simulation to determine if and when the stock price hurdles would be achieved. The expected stock price volatility was based upon guideline public companies.

(d)

Under SAB topic 5G transfers of nonmonetary assets for stock prior to an initial offering should be recorded at predecessor cost in accordance with GAAP. As such the value of the Developed Technology was based on the carrying value of Atlas FinTech of $18.16 million. The estimated useful life was determined to be eight years. There are no historical revenues for the Developed Technology and AtlasClear’s management determined the fair value based on their experience and expectations from running similar models in previous companies.

(e)

ASC 350 prohibits the recognition of goodwill in an asset purchase. As such the difference between the purchase price of $86.98 million was charged as transactions and recorded under accumulated deficit of $68.55 million.

Pursuant to the Contribution Agreement, Atlas FinTech and Atlas Financial Technologies Corp. contributed to AtlasClear all their rights, title and interest to the above stated software products and intellectual property assets upon the closing of the Business Combination (the “FinTech Assets”). At present, none of the FinTech assets are in production. Further, due to limited capital contributions from the Quantum’s trust account, management views timelines for revenue recognition from the FinTech Assets to be unknowable and therefore has decided to write down the assets.